Condensed Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Assets
Cash and Cash Equivalents	¥ 662,894	¥ 732,127
Restricted Cash	122,103	118,065
Time deposits	7,020	5,148
Investment in Direct Financing Leases	839,630	830,853
Installment Loans (The amount of ¥8,896 million of installment loans as of December 31, 2011 is measured at fair value by electing the fair value option under FASB Accounting Standards Codification 825-10.)	2,741,097	2,983,164
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(131,538)	(154,150)
Investment in Operating Leases	1,270,104	1,270,295
Investment in Securities	1,167,720	1,175,381
Other Operating Assets	236,418	235,430
Investment in Affiliates	340,220	373,376
Other Receivables	166,126	182,013
Inventories	95,409	108,410
Prepaid Expenses	45,422	44,551
Office Facilities	123,782	102,403
Other Assets	508,191	574,516
Total Assets	8,194,598	8,581,582
Liabilities:
Short-Term Debt	467,121	478,633
Deposits	1,063,667	1,065,175
Trade Notes, Accounts Payable and Other Liabilities	266,708	304,354
Accrued Expenses	95,333	118,359
Policy Liabilities	399,386	398,265
Current and Deferred Income Taxes	165,472	182,501
Security Deposits	133,907	128,097
Long-Term Debt	4,172,523	4,531,268
Total Liabilities	6,764,117	7,206,652
Redeemable Noncontrolling Interests	34,056	33,902
Commitments and Contingent Liabilities
Equity:
Common Stock	144,007	143,995
Additional Paid-in Capital	179,210	179,137
Retained Earnings	1,201,783	1,141,559
Accumulated Other Comprehensive Income (Loss)	(118,418)	(96,180)
Treasury Stock, at Cost	(49,003)	(49,170)
ORIX Corporation Shareholders' Equity	1,357,579	1,319,341
Noncontrolling Interests	38,846	21,687
Total Equity	1,396,425	1,341,028
Total Liabilities and Equity	¥ 8,194,598	¥ 8,581,582